Concentration of Credit Risk (Tables) - TALENTEC SDN. BHD. [Member]	6 Months Ended	12 Months Ended
	Jan. 31, 2025	Jul. 31, 2024
Schedule of Concentration of Credit Risk

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total revenue.

	For the six months ended January 31,
	2024	2025
Percentage of the Group’s total revenue
Customer A	*	16.14%
Customer B	11.92%	*

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total accounts receivable:

	As of July 31,	As of January 31,
	2024	2025
		(Unaudited)
Percentage of the Group’s accounts receivable
Customer A	35.88%	36.11%
Customer C	25.35%	23.58%

13.	CONCENTRATION OF CREDIT RISK – Continued

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s total purchases:

	For the six months ended January 31,
	2024	2025
Percentage of the Group’s purchase
Supplier A	69.65%	49.80%
Supplier B	*	10.44%
Supplier C	*	10.02%
Supplier D	30.70%	*
Supplier E	23.03%	*
Supplier F	15.31%	*
*	represents percentage less than 10%

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s total accounts payable:

	As of July 31,	As of January 31,
	2024	2025
		(Unaudited)
Percentage of the Group’s accounts payable to
Supplier B	22.48%	36.72%
Supplier G	*	34.55%
Supplier A	*	*
Supplier D	38.40%	*
*	represents percentage less than 10%

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total revenue.

	For the years ended July 31,
	2023	2024
Percentage of the Group’s total revenue
Customer A	-*	12.75%
Customer B	10.14%	11.36%
Customer C	*	10.30%
Customer D	16.10%	*

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total accounts receivable:

	As of July 31,
	2023	2024
Percentage of the Group’s accounts receivable
Customer A	16.68%	35.88%
Customer E	36.57%	25.35%
Customer F	10.90%	*

TALENTEC SDN. BHD. (formerly known as KE SDN. BHD.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JULY 31, 2023 AND 2024

(In U.S. dollars, except share data)

14.	CONCENTRATION OF CREDIT RISK – Continued

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s total purchases:

	For the years ended July 30,
	2023	2024
Percentage of the Group’s purchase
Supplier A	52.50%	48.80%
Supplier B	23.72%	18.91%
Supplier C	*	17.59%
Supplier D	*	13.16%

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s total accounts payable:

	As of July 31,
	2023	2024
Percentage of the Group’s accounts payable to
Supplier A	43.66%	*
Supplier D	53.47%	38.40%
Supplier E	*	22.48%
*	represents percentage less than 10%

Schedule of Lease Commitment

The Group leases low-value equipment under various non-cancelable operating lease agreements. As of July 31, 2024, the minimum future commitments under these agreements are as follows:

Year ending July 31,	Lease commitment
2025	$706
2026	706
2027	418
2028	69
Total	$1,900